Summary of Significant Accounting Policies - Basis of presentation (Details)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Year-end exchange rate	0.6620	0.6630	0.6889